Directors Affected by Gold Fields Management Scheme Modification (Detail) (Gold Fields Management Incentive Scheme [Member])											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR	Jun. 30, 2009 USD ($)	Jun. 30, 2009 ZAR	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Nicholas J. Holland USD ($)	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Nicholas J. Holland ZAR	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Paul Schmidt USD ($)	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Paul Schmidt ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	75,500	75,500	311,225	311,225	976,533	976,533	1,352,633	1,352,633	2,304,421	2,304,421	49,000	49,000	43,310	43,310
Average instrument price (cps)	$ 10.09	86.51	$ 9.04	73.48	$ 11.24	75.85	$ 10.06	76.15	$ 9.58	77.20	$ 12.80	109.66	$ 12.68	108.67
Contractual life extended by (years)											22 days	22 days	22 days	22 days